LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

11.LONG-TERM INVESTMENTS

As of December 31, 2025 and 2024, long-term investments consisted of the following:

	December 31,	December 31,
	2025	2024
Equity investment without readily determinable fair value measured at Measurement Alternative (a)	$2,672,950	$2,560,822
Equity investment accounted for using the equity method (b)	2,144,971	4,015,866
	$4,817,921	$6,576,688

(a)	As of December 31, 2025 and 2024, the equity investment without readily determinable fair value measured at Measurement Alternative consisted of the following:

11.LONG-TERM INVESTMENTS (CONTINUED)

	December 31,	December 31,
	2025	2024
Beijing Qucheng Technology Co., Ltd. (“Qucheng”)	$1,242,969	$1,190,828
Beijing Xinrong Fanxing Technology Co., Ltd. (“Xinrong Fanxing”)	1,429,981	1,369,994
	$2,672,950	$2,560,822

In January 2023, Beijing Baosheng closed an acquisition of 12% equity interest in Beijing Qucheng Technology Co., Ltd. (“Qucheng”) at cash consideration of RMB9,600,000, or $1,397,119. The Company made cash consideration of $564,900 and $832,219, respectively, in January 2023 and December 2022. The Company accounted for the transaction as an investment in privately held investment using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. As of December 31, 2025 and 2024, the Company did not identify orderly transactions for similar investments of the investees and the Company did not record upward or downward adjustments. For the year ended December 31, 2023, the Company provided impairment of $128,204 against investment in Qucheng as assessed that the Company’s share of fair value was below the investment as of December 31, 2023. As of December 31, 2025 and 2024, the Company did not identify indicators that the Company’s share of fair value was below the investment and did not provide impairment against investment in Qucheng.

In February 2021, the Company acquired 10% equity interest in Beijing Xinrong Fanxing Technology Co., Ltd. (“Xinrong Fanxing”) at cash consideration of RMB 10,000,000, or $1,550,195. The Company accounted for the transaction as an investment in privately held investment using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. As of December 31, 2025 and 2024, the Company did not identify orderly transactions for similar investments, or impairment indicators of the investees, and the Company did not record upward or downward adjustments or impairment against the investment in Xinrong Fanxing.

(b)	As of December 31, 2025 and 2024, the equity investment accounted for using the equity method represented investment in Guangzhou Shanxingzhe Technology Investment LLP (“Shanxingzhe”). In June 2023, Beijing Xunhuo closed acquisition of 42.85% equity interest in Shanxingzhe, at cash consideration of RMB30,000,000, or $4,236,750. In May 2023, Beijing Xunhuo fully paid the cash consideration.

Shanxingzhe is primarily engaged in investment in advertisement entities. The investment in Shanxingzhe is to diversify the Company’s advertising business. Beijing Xunhuo is able to exercise significant influence over Shanxingzhe and accounted for the equity investment using equity method. For the years ended December 31, 2025, 2024 and 2023, equity investment gain (loss) of $474,689, $(86,405) and $(9,214) was recognized in the account of “other income, net” in the consolidated statements of operations and comprehensive loss. For the years ended December 31, 2024 and 2023, the Company did not note other-than-temporary decline in fair value below the carrying value of the investment and did not accrue impairment against the investment in Shanxingzhe.

In December 2025, the Board approved the disposition of Company’s 42.8571% equity interest in Shanxingzhe with located buyer. Accordingly the management provided impairment of $2,466,065 to reflect the estimated selling price, which was further evidenced by a selling agreement signed in April 2026 at a consideration of $2,144,971.

Subsequent on April 4, 2026, Beijing Xunhuo, Guangzhou Yichuanghui Enterprise Management Consulting Co., Ltd. (the “Purchaser”), and Shanxingzhe entered into a Partnership Interest Transfer Agreement (the “Transfer Agreement”), pursuant to which Beijing Xunhuo agreed to sell, assign, and transfer its 42.8571% partnership interest in Shanxingzhe to the Purchaser for cash consideration of $2,144,971 (RMB15,000,000).